Post balance sheet events	12 Months Ended
Dec. 31, 2017
Post balance sheet events
Post balance sheet events

D3  Post balance sheet events

Dividends

The second interim ordinary dividend for the year ended 31 December 2017, that was approved by the Board of Directors after 31 December 2017 is described in note B6.

Intention to demerge the Group's UK businesses

In March 2018, the Group announced its intention to demerge its UK and Europe business ('M&G Prudential') from Prudential plc, resulting in two separately-listed companies. In preparation for the UK demerger process, Prudential plc intends to transfer the legal ownership of its Hong Kong insurance subsidiaries from The Prudential Assurance Company Limited (M&G Prudential's UK regulated insurance entity) to Prudential Corporation Asia Limited, which is expected to complete by the end of 2019.

Sale of £12.0 billion* UK annuity portfolio

In March 2018, M&G Prudential also announced the sale of £12.0 billion* of its shareholder annuity portfolio to Rothesay Life. Under the terms of the agreement, M&G Prudential has reinsured £12.0 billion* of liabilities to Rothesay Life, which is expected to be followed by a Part VII transfer of the portfolio by the end of 2019. Further details are set out in the 'Corporate Transactions' section within 'Explanation of Performance and Other Financial Measures'.

* Relates to £12.0 billion of IFRS shareholder annuity liabilities, valued as at 31 December 2017.